Operating and Direct Financing Leases - Operating Lease Obligations - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels	5
Teekay Tangguh Joint Venture [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels		2
Tax indemnification | $		$ 7.5	$ 8.0
Operating lease arrangement period		20 years